Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value
12.	FAIR VALUE
Measured and disclosed on recurring basis
The Group measures its financial assets and liabilities including cash and cash equivalents at fair value on a recurring basis as of December 31, 2019 and 2020. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.
As of December 31, 2019 and 2020, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2019	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,612,743	2,612,743	—	—

Total	2,612,743	2,612,743	—	—

	Fair Value Measured as of December 31,
Description	2020	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	3,363,942	3,363,942	—	—

Total	3,363,942	3,363,942	—	—

The fair value of the Notes was determined based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including the trading price of the Company’s convertible notes, when available, the Company’s stock price and interest rates based on similar debt issued by parties with credit ratings similar to the Company (Level 2). As of December 31, 2019 and 2020, the fair value of the Notes was RMB4,761,577 and RMB3,991,465, respectively.
Measured on nonrecurring basis
The Group measures its equity method investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. During the years ended December 31, 2019 and 2020, the Group recorded an impairment loss of RMB3,211 and RMB nil, respectively.
For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for an identical or a similar investment of the same issuer. During the years ended December 31, 2019 and 2020, the Group performed an impairment test on its equity securities without readily determinable fair value investees and recorded an impairment loss of RMB12,500 and RMB10,500, respectively.

Such impairments are considered level 3 fair value measurements because the Group used unobservable inputs such as the management projection of discounted future cash flow and the discount rate.

For goodwill impairment testing, refer to Note 8 for details.